Intangible Assets - Additional Information (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Computer Software and Licenses
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ 5,836	$ 9,956